Receivables and Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Schedule of receivables and other assets

	June 30,	December 31.
	2026	2025

Receivables related to collaboration agreements	$969	$907
Trade receivables related to product sales	125	96
Prepayments	81	65
Interest receivables	3	4
Interest rate swaps	10	—
Other receivables and assets	48	62
Total	$1,236	$1,134

Receivables and other assets - non-current	$24	$22
Receivables and other assets - current	1,212	1,112
Total	$1,236	$1,134